Share capital (Tables)	9 Months Ended
Sep. 30, 2024
Share capital
Schedule of changes in share capital
	Class A Multiple Voting Shares		Class B Subordinate Voting Shares		Warrants
	#	$	#	$	#	$
Balance, December 31, 2022	2	151,588	592,372	143,258,972	99,725	2,142,400
Shares repurchase [a]	—	—	(29,303)	(7,165,356)	—	—
Warrants issued [b]	—	—	—	—	61,154	1,330,043
PSU converted to shares [c]	—	—	41,848	1,464,000	—	—
Share options exercised [d]	—	—	323	33,247	—	—
Share-based payments [e]	—	—	280	16,000	—	—
Warrants expired [f]	—	—	—	—	(2,047)	(791,807)
Balance, September 30, 2023	2	151,588	605,520	137,606,863	158,832	2,680,636

Balance, December 31, 2023	2	151,622	605,796	137,626,863	158,831	2,723,356
Shares issued [g]	10	79	956,935	9,185,073	—	—
Shares for debt [h]	—	—	292,477	1,983,728	—	—
Warrants expired [i]	—	—	—	—	(20,769)	(286,189)
Share options exercised [j]	—	—	1,446	102,563	—	—
Warrants cancelled [k]	—	—	—	—	(7,692)	(439,408)
RSU converted to shares [l]	—	—	7,500	31,009	—	—
Balance, September 30, 2024	12	151,701	1,864,154	148,929,236	130,370	1,997,759

Schedule of changes in warrants outstanding and weighted average exercise price
	Number of warrants	Weighted average exercise price
	#	C$
Outstanding as at December 31, 2022	99,725	356.20
Issued	61,154	295.75
Expired	(2,047)	260.65
Outstanding as at September 30, 2023	158,832	333.45

Outstanding as at December 31, 2023	158,831	328.30
Cancelled	(7,692)	97.50
Expired	(20,769)	232.19
Outstanding as at September 30, 2024	130,370	399.64

Schedule of fair value assumptions of warrants outstanding
2023
Grant date share price	C$93.60 - C$148.85
Exercise price	C$97.50 - C$703.30
Expected dividend yield	—
Risk free interest rate	3.08% - 4.26%
Expected life	0.75 - 5 years
Expected volatility	64% - 109%

Schedule of number of warrants outstanding and exercise price
		Exercise price	Number outstanding
Expiry Date		C$	#
February 27, 2025	(i)	155.69	6,154
February 27, 2025	(i)	355.87	6,154
February 27, 2025	(i)	711.74	3,077
May 15, 2025		97.50	577
May 15, 2025		195.00	577
May 23, 2025		97.50	769
March24,2025	(i)	155.69	6,154
March24,2025	(i)	355.87	6,154
March24,2025	(i)	711.74	3,077
May 4, 2025		1,737.65	57
May 10, 2025		1,737.65	29
May 17, 2025		1,737.65	57
May 31, 2025		1,737.65	29
June 8, 2025		627.25	23,077
August 6, 2025	(i)	503.56	21,249
October 20, 2025	(i)	294.48	53,147
January 16, 2026		1,737.65	26
January 20, 2026		1,737.65	6
		399.64	130,370